Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table and graphs below summarize the relationship between executive compensation “actually paid” (referred to as “Compensation Actually Paid” or the “CAP Amounts”) to the Principal Executive Officer (“PEO”) and the Non-PEO Named Executive Officers (“Non-PEO NEOs”), and the financial performance of the Company over the time horizon set forth below in accordance with SEC rules. The Compensation Committee does not use the CAP Amounts as a basis for making compensation decisions. For a discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 50 of this Proxy Statement.

The financial performance measures used are the Company’s TSR, the peer group TSR (as disclosed under Item 201(e) of Regulation S-K), and the Company’s Net Income, each of which are required financial performance measures under the SEC rules. The SEC rules also require an issuer to select its most important other financial performance measure that is used to link the CAP Amounts paid to these officers to the Company’s performance, which is Core Constant Currency EPS Growth, as reflected in the SEC-required table below.

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income ($ Millions)	Company Selected Measure: Core Constant Currency EPS Growth(4)
Year					TSR ($)	Peer Group TSR ($)(3)
2023	33,906,212	36,541,470	8,940,674	9,643,270	139.01	125.66	9,155	14%
2022	28,388,228	39,459,410	9,410,089	13,789,185	143.76	132.87	8,978	11%
2021	25,506,607	42,875,825	9,096,366	15,171,885	134.65	122.05	7,679	12%
2020	21,486,982	22,842,981	8,459,321	9,727,328	111.71	106.77	7,175	10%

Company Selected Measure Name	Core Constant Currency EPS Growth
Named Executive Officers, Footnote [Text Block]
(1)	The PEO was Ramon L. Laguarta for all years in the table. The Non-PEO NEOs were Kirk Tanner (all years), Silviu Popovici (all years), Hugh F. Johnston (all years), Steven Williams (2023, 2022, and 2021), Jamie Caulfield (2023), and David Yawman (2020).

Peer Group Issuers, Footnote [Text Block]
(3)	The peer group is the S&P Average of Industry Groups, which is derived by weighting the returns of two applicable S&P Industry Groups (the S&P 500 Soft Drinks & Non-alcoholic Beverages and S&P 500 Packaged Foods and Meats indices) based on PepsiCo’s sales in its beverage and foods businesses. The returns for PepsiCo and the S&P Average of Industry Groups are calculated through December 30, 2023.

PEO Total Compensation Amount	$ 33,906,212	$ 28,388,228	$ 25,506,607	$ 21,486,982
PEO Actually Paid Compensation Amount	$ 36,541,470	39,459,410	42,875,825	22,842,981
Adjustment To PEO Compensation, Footnote [Text Block]
	2023
Adjustments ($)	PEO	Non-PEO NEOs*
SCT Amounts	33,906,212	8,940,674
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(7,746,199)	(1,848,621)
Service cost for the covered fiscal year	932,487	295,364
Prior service cost for the covered fiscal year	—	—
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(10,230,075)	(2,654,741)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	17,608,867	4,385,877
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	1,709,818	412,722
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,215,984)	(403,987)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	1,576,344	515,982
Compensation Actually Paid (as calculated)	36,541,470	9,643,270
*	Amounts presented are averages for the entire group of Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 8,940,674	9,410,089	9,096,366	8,459,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,643,270	13,789,185	15,171,885	9,727,328
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2023
Adjustments ($)	PEO	Non-PEO NEOs*
SCT Amounts	33,906,212	8,940,674
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(7,746,199)	(1,848,621)
Service cost for the covered fiscal year	932,487	295,364
Prior service cost for the covered fiscal year	—	—
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(10,230,075)	(2,654,741)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	17,608,867	4,385,877
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	1,709,818	412,722
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,215,984)	(403,987)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	1,576,344	515,982
Compensation Actually Paid (as calculated)	36,541,470	9,643,270
*	Amounts presented are averages for the entire group of Non-PEO NEOs.

Equity Valuation Assumption Difference, Footnote [Text Block]	The valuation assumptions used to calculate the fair values of stock awards for Compensation Actually Paid differ from those used to calculate the fair values at the time of grant as reflected in the SCT Amounts. Instead of using the target value for stock-settled compensation, Compensation Actually Paid reflects the fiscal year-end performance forecast for each outstanding award. Performance forecasts are not disclosed because such disclosure would result in competitive harm to the Company; however, as of fiscal year-end 2023, all outstanding stock awards are forecasted to pay out above target. In addition, instead of using the grant price for stock-settled compensation, Compensation Actually Paid reflects the stock price of $169.84 on December 29, 2023, the last trading day of the 2023 fiscal year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VERSUS TSR AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income [Text Block]
CAP VERSUS GAAP NET INCOME (2020 - 2023)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP VERSUS CORE CONSTANT CURRENCY EPS GROWTH(5) (2020 - 2023)

Tabular List [Table Text Block]

The following table lists the seven performance measures that, in our assessment, represent the most important performance measures we used to link compensation for our Named Executive Officers in 2023 to Company performance.

Most Important Performance Measures
Core Constant Currency EPS Growth(5)	Organic Revenue Growth(5)
Core Constant Currency Net Income Growth(5)(6)	Relative Competitive Performance
Core Constant Currency Operating Profit Growth(5)	Relative Total Shareholder Return
Free Cash Flow Excluding Certain Items(5)

Total Shareholder Return Amount	$ 139.01	143.76	134.65	111.71
Peer Group Total Shareholder Return Amount	125.66	132.87	122.05	106.77
Net Income (Loss) Attributable to Parent	$ 9,155,000,000	$ 8,978,000,000	$ 7,679,000,000	$ 7,175,000,000
Company Selected Measure Amount	0.14	0.11	0.12	0.10
PEO Name	Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Constant Currency EPS Growth(5)
Non-GAAP Measure Description [Text Block]
(4)	Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP compensation performance measure relative to the reported GAAP financial measure. In calculating this compensation performance measure, PepsiCo’s 2020 Core Constant Currency EPS Growth was adjusted to exclude certain charges taken as a result of COVID-19 in 2020.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Constant Currency Net Income Growth(5)(6)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Constant Currency Operating Profit Growth(5)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Excluding Certain Items(5)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth(5)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Competitive Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
P E O Aggregate Change In Actuarial Present Value Included In Change In Pension Value And Non Qualified Deferred Compensation Earnings Column In Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,746,199)
Non P E O N E O Aggregate Change In Actuarial Present Value Included In Change In Pension Value And Non Qualified Deferred Compensation Earnings Column In Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,848,621)
P E O Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	932,487
Non P E O N E O Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	295,364
P E O Prior Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non P E O N E O Prior Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O Aggregate Value For Stock Awards Included In Stock Awards Column In Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,230,075)
Non P E O N E O Aggregate Value For Stock Awards Included In Stock Awards Column In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,654,741)
P E O Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,608,867
Non P E O N E O Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,385,877
P E O Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,709,818
Non P E O N E O Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	412,722
P E O Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,215,984)
Non P E O N E O Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(403,987)
P E O Dividends Or Other Earnings Paid On Stock Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,576,344
Non P E O N E O Dividends Or Other Earnings Paid On Stock Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 515,982